Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000102880 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust North AmericanEnergy Infrastructure Fund
Class Name	First Trust North AmericanEnergy Infrastructure Fund
Trading Symbol	EMLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust North American Energy Infrastructure Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMLP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMLP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust North American Energy Infrastructure Fund	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.67% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, a blended benchmark consisting of a 50/50 blend of the PHLX Utility Sector Index and the Alerian MLP Total Return Index, which returned 12.60% for the same Period.
This outperformance was attributable to overweight positions in natural gas pipeline and infrastructure companies that outperformed the blended benchmark. An underweight position in a cyclical master limited partnership (“MLP”) that underperformed the blended benchmark also contributed to the Fund’s relative performance. In the opinion of the Fund’s sub-advisor, Energy Income Partners, LLC (“EIP”), natural gas pipeline and infrastructure companies are well positioned to benefit from growing electricity demand and the need for more natural gas generation, along with increasing liquefied natural gas export capacity. EIP has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the blended benchmark.
The Fund posted positive returns for the Period as dividend income and earnings growth of the pipeline companies, pipeline MLPs and electric utilities benefited the Fund’s portfolio. This was partially offset by slight multiple contractions of the companies in the Fund for the Period.
Top Contributors:
  Enterprise Products Partners, L.P.
  DT Midstream, Inc.
  Quanta Services, Inc.
  National Fuel Gas Co.
  MPLX, L.P.

Top Detractors:
  ONEOK, Inc.
  XPLR Infrastructure, L.P.
  Public Service Enterprise Group, Inc.
  Targa Resources Corp.
  AES (The) Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust North American Energy Infrastructure Fund	13.67%	17.90%	9.16%
Blended Benchmark(1)	12.60%	20.80%	10.31%
S&P 500® Index	21.45%	17.64%	14.64%
(1)
The Blended Benchmark consists of the following two indices: 50% of the PHLX Utility Sector Index which is a market capitalization weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization weighted composite of the 27 most prominent energy Master Limited Partnerships (MLPs).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EMLP for more recent performance information.
Net Assets	$ 3,311,882,553
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 30,042,737
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$3,311,882,553
Total number of portfolio holdings	63
Total advisory fee paid	$30,042,737
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	7.9%
Energy Transfer, L.P.	7.5%
MPLX, L.P.	5.0%
Plains GP Holdings, L.P., Class A	4.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.3%
Kinder Morgan, Inc.	4.0%
National Fuel Gas Co.	3.6%
PPL Corp.	2.9%
American Electric Power Co., Inc.	2.6%
Entergy Corp.	2.2%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	7.9%
Energy Transfer, L.P.	7.5%
MPLX, L.P.	5.0%
Plains GP Holdings, L.P., Class A	4.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.3%
Kinder Morgan, Inc.	4.0%
National Fuel Gas Co.	3.6%
PPL Corp.	2.9%
American Electric Power Co., Inc.	2.6%
Entergy Corp.	2.2%

C000105232 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Senior Loan Fund
Class Name	First Trust Senior Loan Fund
Trading Symbol	FTSL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Senior Loan Fund (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Senior Loan Fund	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%	[1]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.65% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the Morningstar® LSTA® US Leveraged Loan Index, which returned 6.32% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality: The Fund maintained a defensive high-quality bias. Returns in the benchmark were broadly positive across credit ratings, with BB, B, and BBB rated assets performing similarly and all outpacing CCC and below rated assets. The Fund benefited from strong security selection in every ratings bucket, with notable outperformance in BB and CCC and below rated assets.
  Asset Type: The Fund’s loan selection was a significant positive contributor to performance relative to the benchmark. The Fund’s bond allocation further benefited results, as high-yield bonds (8.03%) outperformed senior loans (6.32%) during the Period. The Fund began the Period with 87.98% in loans and 12.02% in bonds and ended the Period with 88.71% in loans and 11.29% in bonds. These benefits were partially offset by the Fund’s net cash position.
  Sector/Industry: Relative to the benchmark, the primary contributors to the Fund’s performance were its underweight position and selection within the Materials sector, effective selection in Software & Services sector, and both an overweight and strong selection within the Insurance sector. These positive impacts were partially offset by the Fund’s underweight and selection in the Telecommunication Services sector, selection within the Commercial & Professional Services sector, and its underweight and selection in the Consumer Durables & Apparel sector.
  Loan Spreads, Yields and Prices: Loan spreads over the Secured Overnight Financing Rate compressed by 15 basis points (“bps”) to
  S+429 bps. While loan spreads ended the Period below the long-term average of S+505 bps (January 1997 – October 2025), yields of 8.10% remain well above the long-term average of 7.13% (January 1997 – October 2025) driven by elevated base rates. Loan prices decreased by $0.23 to $96.67 and remain at a discount to par ($100).
  Defaults: The Fund experienced zero defaults during the Period, compared to 15 defaults in the benchmark. Since inception, the Fund experienced 10 defaults, compared to 204 defaults in the benchmark over the same timeframe. The loan market default rate increased from 0.73% at the beginning of the Period to 1.46% at the end of the Period, remaining below the long-term average of 2.56% (October 1998 – October 2025). However, the loan market default rate by issuer count including Liability Management Exercises decreased from 4.40% to 4.17% during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Senior Loan Fund	6.65%	6.03%	4.52%
Morningstar® LSTA® US Leveraged Loan Index	6.32%	6.97%	5.52%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTSL for more recent performance information.
Net Assets	$ 2,349,183,456
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 19,926,707
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$2,349,183,456
Total number of portfolio holdings	326
Total advisory fee paid	$19,926,707
Portfolio turnover rate	127%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Software	13.0%
Insurance	12.9%
Health Care Providers & Services	6.2%
Hotels, Restaurants & Leisure	5.3%
Health Care Technology	4.9%
Money Market Funds	4.7%
Professional Services	4.4%
IT Services	3.7%
Food Products	3.3%
All Other	41.6%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSL or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.69%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund's prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.69%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund's prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTSL
C000121641 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Tactical High Yield ETF
Class Name	First Trust Tactical High Yield ETF
Trading Symbol	HYLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Tactical High Yield ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYLS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HYLS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Tactical High Yield ETF	$109	1.05%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.04%.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%	[2]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.04%.
Expenses Excluding Extraordinary Expenses, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.60% for the 12 months ended October 31, 2025. The Fund modestly underperformed its benchmark, the ICE BofA US High Yield Constrained Index, which returned 8.03% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality:  Returns in the benchmark were broadly positive across credit ratings during the Period, though CCC and below rated assets outperformed higher-quality BB and B rated assets. The Fund benefited from both its overweight and selection within the CCC and below rated category, as well as strong selection among BB rated assets. These benefits were partially offset by the Fund’s overweight to higher-quality BBB rated assets and its selection within the B rating category.
  Asset Type:  The Fund’s bond selection was a significant positive contributor to performance relative to the benchmark. The Fund’s loan allocation further benefited results, as its loan holdings outperformed the benchmark during the Period. The Fund began the Period with 89.12% in bonds and 10.88% in loans and ended the Period with 81.74% in bonds and 18.26% in loans.
  Leverage:  The Fund began the Period unlevered and ended the Period with 0.45% leverage. The Fund’s modest use of leverage during the Period was a contributor to performance relative to the benchmark.
  Sector/Industry:  Relative to the benchmark, the primary contributors to the Fund’s performance were its underweight position and selection within Basic Industry, effective selection in Capital Goods, and both an overweight and strong selection within Insurance. These positive impacts were partially offset by the Fund’s selection within the Healthcare and Media sectors, and its underweight to the Telecommunications sectors.
  U.S. Treasury Rates:  The 10-Year U.S. Treasury yield began the Period at 4.28%, rose to 4.81% in January, and fell to 4.08% to end the Period. Falling Treasury rates are generally a tailwind to fixed income assets.
  Bond Spreads, Yields and Prices:  High-yield bond spreads over treasuries widened by 6 basis points (“bps”) to T+294 bps. While high-yield bond spreads ended the Period below the long-term average of T+522 bps (December 1996 – October 2025), a yield-to-worst of 6.82% remains above the 15-year average and is a level that has delivered strong 1-year forward returns in the vast majority of historical occurrences. The Fund’s duration of 2.80 years compares to 2.95 years for the benchmark which is near all-time lows for the asset class and should serve to limit the impact of any future rate or spread volatility. High-yield bond prices increased by $1.99 to $97.71 and remain at a discount to par ($100).
  Defaults:  The Fund experienced zero defaults during the Period, compared to 12 defaults in the JP Morgan High-Yield Bond Universe. Since inception, the Fund experienced 10 defaults, compared to 293 defaults in the JP Morgan High-Yield Bond Universe over the same timeframe. The high-yield bond market default rate rose modestly from 0.55% at the beginning of the Period to 0.64% at the end of the Period, remaining below the long-term average of 2.83% (December 1998 – October 2025).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Tactical High Yield ETF	7.60%	3.96%	4.37%
ICE BofA US High Yield Constrained Index	8.03%	5.48%	5.80%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HYLS for more recent performance information.
Net Assets	$ 1,758,153,170
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 15,843,035
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$1,758,153,170
Total number of portfolio holdings	326
Total advisory fee paid	$15,843,035
Portfolio turnover rate	68%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Industry Allocation
Insurance	17.2%
Software	9.9%
Hotels, Restaurants & Leisure	5.2%
Health Care Providers & Services	5.0%
Commercial Services & Supplies	4.5%
Containers & Packaging	4.4%
Media	4.4%
Food Products	3.8%
Trading Companies & Distributors	3.8%
All Other	41.8%
Credit Quality (1)
(1) The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are privately rated.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HYLS or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.26%, resulting in an annual unitary management fee after the waiver of 0.69%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.26%, resulting in an annual unitary management fee after the waiver of 0.69%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HYLS or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HYLS
C000142755 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Enhanced Short Maturity ETF
Class Name	First Trust Enhanced Short Maturity ETF
Trading Symbol	FTSM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Enhanced Short Maturity ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Enhanced Short Maturity ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 4.69% for the 12 months ended October 31, 2025.  The Fund outperformed its benchmark, the ICE BofA 0-1 Year U.S. Treasury Index, which returned 4.41% for the same Period.
The Fund continued to meet its investment objectives of providing current income while maintaining preservation of capital and daily liquidity over the reporting period.
The following key factors impacted the Fund’s performance relative to the benchmark during the Period:
  Duration:  On average, the Fund maintained a duration 0.19 years longer than the benchmark, which contributed positively to relative performance as interest rates declined during the Period.
  U.S. Treasury Rates:  Front-end Treasury yields moved sharply lower during the Period as the Federal Reserve implemented two 25-basis-point (“bps”) rate cuts in September and October 2025. The 2-Year U.S. Treasury yield declined 56 bps to 3.60%, following a peak of 4.38% and a trough of 3.42%. Similarly, the 1-Year yield fell 57 bps to 3.69%, having traded between 4.40% and 3.54%.
  Bond Spreads and Yields: Corporate bond spreads, as measured by the option-adjusted spread of the Bloomberg U.S. Corporate 0–3 Year Index, tightened 4 basis points to +49 bps. Although spreads ended the Period below their long-term average of +64 bps (January 2007–October 2025), the yield-to-worst of 4.20% remains well above the long-term average of 2.67%. Asset-backed securities (“ABS”) spreads, based on the Bloomberg U.S. ABS AAA 1–3 Year Index, also narrowed 4 bps to +43 bps matching their long-term average (July 2012–October 2025) while the yield-to-worst of 4.03% stayed above the historical average of 2.26%.
  Asset Type Outperformance versus the benchmark reflected higher income and spread compression within corporate and securitized holdings, partly offset by weaker results from commercial paper and Treasury holdings, which underperformed the benchmark during the Period.
  Sector/Industry:  Relative to the benchmark, the primary contributors to the Fund’s performance were its security selection within the Banking, Health Care, Technology, and Auto-Loan ABS sectors. There were no sectors that detracted from excess returns.
  Credit Quality:  Performance across the credit quality spectrum was strong during the Period but lower quality assets generally outperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Enhanced Short Maturity ETF	4.69%	3.05%	2.36%
ICE BofA 0-1 Year U.S. Treasury Index	4.41%	2.90%	2.14%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTSM for more recent performance information.
Net Assets	$ 6,162,658,663
Holdings Count | Holding	586
Advisory Fees Paid, Amount	$ 27,672,236
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$6,162,658,663
Total number of portfolio holdings	586
Total advisory fee paid	$27,672,236
Portfolio turnover rate	76%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.75%, 04/30/27	1.6%
AutoNation, Inc., 4.31%, 11/03/25	1.0%
Targa Resources Corp., 4.11%, 11/03/25	1.0%
Energy Transfer, L.P., 4.09%, 11/03/25	0.8%
Quanta Services, Inc., 4.15%, 11/03/25	0.7%
Southern California Edison Co., 4.21%, 11/03/25	0.6%
Bank of New York Mellon (The) Corp., 4.95%, 04/26/27	0.6%
Crown Castle, Inc., 4.45%, 02/15/26	0.6%
Fidelity National Information Services, Inc., 1.15%, 03/01/26	0.6%
CRH America Finance, Inc., 3.40%, 05/09/27	0.5%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change. For newly issued debt securities for which only an expected rating from a NRSRO is available, the Fund may treat such expected rating as if it were a final rating for purposes of determining the credit quality categories shown.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1 to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government & Agency.” Credit ratings are subject to change. For newly issued debt securities for which only an expected rating from a NRSRO is available, the Fund may treat such expected rating as if it were a final rating for purposes of determining the credit quality categories shown.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.75%, 04/30/27	1.6%
AutoNation, Inc., 4.31%, 11/03/25	1.0%
Targa Resources Corp., 4.11%, 11/03/25	1.0%
Energy Transfer, L.P., 4.09%, 11/03/25	0.8%
Quanta Services, Inc., 4.15%, 11/03/25	0.7%
Southern California Edison Co., 4.21%, 11/03/25	0.6%
Bank of New York Mellon (The) Corp., 4.95%, 04/26/27	0.6%
Crown Castle, Inc., 4.45%, 02/15/26	0.6%
Fidelity National Information Services, Inc., 1.15%, 03/01/26	0.6%
CRH America Finance, Inc., 3.40%, 05/09/27	0.5%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSM or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund: (1) increased its allowable allocation to investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities, and ‘AAA’-rated collateralized loan obligations (“CLOs”) from 20% to 35% of its net assets; (2) increased its investments in debt securities that are, at the time of purchase, investment grade to 100% of the Fund’s net assets; (3) no longer invests in floating rate loans representing amounts borrowed by companies or other entities from banks and other lenders; and (4) added the ability to invest up to 10% of its net assets in ‘AAA’-rated CLOs. The Fund’s principal investment strategies and principal risks were revised accordingly including to clarify that, for newly issued debt securities, the Fund may consider an expected credit rating provided by a nationally recognized statistical rating organization (“NRSRO”) as if it were a final rating when determining compliance with its investment-grade investment policy.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.29%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund's prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.29%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund's prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTSM or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FTSM
C000144296 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust High IncomeStrategic Focus ETF
Class Name	First Trust High IncomeStrategic Focus ETF
Trading Symbol	HISF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust High Income Strategic Focus ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HISF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HISF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust High Income Strategic Focus ETF	$19(1)	0.18%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.17%.

Expenses Paid, Amount	$ 19	[3]
Expense Ratio, Percent	0.18%	[3],[4]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.17%.
Expenses Excluding Extraordinary Expenses, Percent	0.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.00% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, a blended benchmark consisting of a 70/30 blend of the Bloomberg US Aggregate Bond Index (the “Index”) and the ICE BofA U.S. High Yield Constrained Index, which returned 6.73% for the same Period.
This outperformance was influenced by overweight allocations to actively managed securitized products and investment-grade corporate debt, as well as by underweighting U.S. Treasuries. The inclusion of off-benchmark allocations to preferred securities and local currency emerging markets (“EM”) debt, paired with an underweight allocation to high-yield bonds, also contributed to outperformance, given that preferred securities and EM debt outperformed high-yield bonds during this time. Duration was managed near neutral to the benchmark over the Period, thereby mitigating the impact of interest rate movements on relative performance. Despite April 2025’s tariff-driven volatility, credit spreads ended relatively stable, allowing higher income-producing securities to support performance.
Resilient corporate earnings, combined with high all-in and real yields, created a strong demand for credit during the Period. The 10-year real yield, which represents the return investors can expect to earn above inflation expectations, remained at some of its highest levels since the Great Financial Crisis of 2008. High-yield spreads increased only marginally, from 288 to 294 basis points (“bps”), while investor risk appetite was exemplified by the 21.4% gain of the S&P 500® Index.
The U.S. Securitized component of the Index outperformed the U.S. Treasury component by 110 bps during the Period (7.29% versus 5.19%) explaining how the overweight sector allocation to mortgages contributed to the Fund’s outperformance versus the benchmark. The holdings with large allocations to mortgages, the First Trust Low Duration Opportunities ETF (LMBS) and the First Trust Long Duration Opportunities ETF (LGOV) returned 7.06% and 7.47%, respectively.
The top-performing holding was the First Trust Emerging Markets Local Currency Bond ETF (FEMB), which generated a return of 13.72%. EM local currency debt benefited from U.S. Dollar depreciation and attractive real yields. In the fourth quarter of 2024, a hawkish projection for forward-looking monetary policy from the Federal Reserve (the “Fed”) drove the U.S. Dollar higher, but those gains were quickly erased in the first half of 2025. The end result for the Period was a 4% decline in the U.S. Dollar Index, as many EM monetary policies had stabilized, while the Fed remains in an easing cycle.
The Fund held the First Trust Limited Duration Investment Grade Corporate ETF (FSIG), a short-duration investment-grade corporate bond fund, which had the lowest return over the Period, but still posted a positive gain of 6.11%, effectively matching the performance of the Index. The front end of the investment-grade credit curve is positively sloped, meaning that yields on short-term debt are lower than those further out on the curve, which dampened performance over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust High Income Strategic Focus ETF	7.00%	4.43%	3.73%
Blended Index(1)	6.73%	1.47%	3.10%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%
Russell 3000® Index	20.81%	16.74%	14.08%
(1)	The Blended Index is comprised of the Bloomberg US Aggregate Bond Index (70%) and the ICE BofA U.S. High Yield Constrained Index (30%).

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HISF for more recent performance information.
Net Assets	$ 58,820,486
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 80,738
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$58,820,486
Total number of portfolio holdings	10
Total advisory fee paid	$80,738
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HISF or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.10%, resulting in an annual unitary management fee after the waiver of 0.10%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.10%, resulting in an annual unitary management fee after the waiver of 0.10%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/HISF or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/HISF
C000144500 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low Duration Opportunities ETF
Class Name	First Trust Low Duration Opportunities ETF
Trading Symbol	LMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Low Duration Opportunities ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LMBS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LMBS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Opportunities ETF	$67(1)	0.65%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 67	[5]
Expense Ratio, Percent	0.65%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.06% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the ICE BofA 1-5 Year US Treasury & Agency Index, which returned 5.28% for the same Period.
This 178 basis points of outperformance was due to several factors during the Period:
  The Fund generally maintained a longer duration compared to the benchmark, which was slightly beneficial as the curve steepened led by the front end.
  The Fund maintained a superior income advantage compared to the benchmark.
  The Fund’s allocation to Agency Mortgage-Backed Securities contributed to outperformance as spreads tightened over the Period.
  The Fund’s very modest allocation to non-Agency Residential Mortgage-Backed Securities, Commercial Mortgage-Backed Securities and Asset-Backed Securities contributed positively as credit spreads tightened during the Period.
  The Fund used derivatives to manage overall yield curve exposures. Additionally, the Fund used options for income generation and to manage certain volatility and convexity exposures. To that end, the use of derivatives was mildly beneficial to the Fund as the Fund generated significant income from its options positions, netted against the net short futures positions used to hedge its overall duration.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 31, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	10 Year
First Trust Low Duration Opportunities ETF	7.06%	2.68%	2.91%
ICE BofA 1-5 Year US Treasury & Agency Index	5.28%	1.23%	1.72%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LMBS for more recent performance information.
Net Assets	$ 5,586,398,046
Holdings Count | Holding	1,172
Advisory Fees Paid, Amount	$ 31,915,779
Investment Company Portfolio Turnover	268.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$5,586,398,046
Total number of portfolio holdings	1,172
Total advisory fee paid	$31,915,779
Portfolio turnover rate	268%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	77.0%
U.S. Government Bonds and Notes	9.5%
Mortgage-Backed Securities	6.9%
Asset-Backed Securities	1.9%
U.S. Government Agency Securities	0.2%
Exchange-Traded Funds	0.1%
U.S. Treasury Bills	4.8%
Money Market Funds	1.8%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(5.2%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	3.1%
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
C000159952 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SSI Strategic Convertible Securities ETF
Class Name	First Trust SSI Strategic Convertible Securities ETF
Trading Symbol	FCVT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SSI Strategic Convertible Securities ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCVT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCVT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SSI Strategic Convertible Securities ETF	$109	0.96%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.07% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the ICE BofA US Convertible Index (VXA0), which returned 22.32% for the same Period.
This outperformance was due the Fund’s overweight in convertibles of companies that exhibit growth characteristics, particularly in Technology, and in positions in the total return and equity alternatives sectors of the market.
Key factors impacting absolute performance:
  Interest rate cuts by the U.S. Federal Reserve (1% reduction in fiscal year 2025).
  Positive returns in both equities and high yield markets. The S&P 500® Index rose 21.5%, while the Russell 2000® Index rose 14.4% and the Bloomberg High Yield Index rose 8.2%.
  Corporate earnings are expected to increase 11.6% in 2025, accelerating to 13.7% in 2026.
  Convertible new issuance increased from $78.9 billion in fiscal year 2024 to $112.9 billion in fiscal year 2025. This has broadened the opportunity set for investors.

Key factors impacting relative performance:
  The Fund’s overweight in convertibles of growth companies helped relative performance as companies with growth characteristics outperformed value.
  Overweight positions in the total return and equity alternatives sectors of the market aided relative performance as both outperformed the yield alternatives sector.
  Security selection in Technology, especially within companies benefiting from Artificial Intelligence trends, made the largest contribution to relative returns. Security selection in Healthcare also aided relative returns.
  Security selection in the Real Estate sector (not owning one speculative credit in particular that outperformed) and Industrials sectors were the largest detractors from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 3, 2015 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (11/3/15)
First Trust SSI Strategic Convertible Securities ETF	27.07%	8.42%	10.20%
ICE BofA US Convertible Index	22.32%	9.32%	10.93%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.93%

Performance Inception Date	Nov. 03, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCVT for more recent performance information.
Net Assets	$ 113,291,846
Holdings Count | Holding	150
Advisory Fees Paid, Amount	$ 822,089
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$113,291,846
Total number of portfolio holdings	150
Total advisory fee paid	$822,089
Portfolio turnover rate	122%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Strategy, Inc., 0.00%, 03/01/30	3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%	3.6%
Boeing (The) Co., 6.00%, 10/15/27	2.5%
Lumentum Holdings, Inc., 0.38%, 03/15/32	2.1%
Bloom Energy Corp., 3.00%, 06/01/28	1.9%
Alibaba Group Holding Ltd., 0.50%, 06/01/31	1.9%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.6%
Seagate HDD Cayman, 3.50%, 06/01/28	1.6%
Western Digital Corp., 3.00%, 11/15/28	1.6%
Snowflake, Inc., 0.00%, 10/01/27	1.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Strategy, Inc., 0.00%, 03/01/30	3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%	3.6%
Boeing (The) Co., 6.00%, 10/15/27	2.5%
Lumentum Holdings, Inc., 0.38%, 03/15/32	2.1%
Bloom Energy Corp., 3.00%, 06/01/28	1.9%
Alibaba Group Holding Ltd., 0.50%, 06/01/31	1.9%
Morgan Stanley Finance LLC, 0.13%, 04/26/30	1.6%
Seagate HDD Cayman, 3.50%, 06/01/28	1.6%
Western Digital Corp., 3.00%, 11/15/28	1.6%
Snowflake, Inc., 0.00%, 10/01/27	1.6%

C000207230 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Long Duration Opportunities ETF
Class Name	First Trust Long Duration Opportunities ETF
Trading Symbol	LGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Long Duration Opportunities ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Long Duration Opportunities ETF	$68(1)	0.66%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 68	[7]
Expense Ratio, Percent	0.66%	[7],[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.47% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the ICE BofA 5+ Year US Treasury Index, which returned 4.96% for the same Period.
This 251 basis points of outperformance was due to several factors during the Period:
  The Fund generally maintained a longer duration compared to the benchmark, particularly over the 2-, 5-, and 10-year tenors. The Fund outperformed as the yield curve steepened and the short-end rallied.
  The Fund’s overweight allocation to Agency Mortgage-Backed Securities contributed to outperformance as spreads tightened in the sector.
  The use of derivatives was a net benefit to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 22, 2019 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (1/22/19)
First Trust Long Duration Opportunities ETF	7.47%	-2.21%	1.36%
ICE BofA 5+ Year US Treasury Index	4.96%	-3.79%	0.48%
Bloomberg US Aggregate Bond Index	6.16%	-0.24%	1.94%

Performance Inception Date	Jan. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LGOV for more recent performance information.
Net Assets	$ 656,940,762
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 4,240,113
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$656,940,762
Total number of portfolio holdings	149
Total advisory fee paid	$4,240,113
Portfolio turnover rate	158%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	77.1%
U.S. Government Bonds and Notes	13.2%
U.S. Government Agency Securities	4.4%
Exchange-Traded Funds	0.2%
Money Market Funds	4.1%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(7.3%)
Written Options	(0.0%)
Net Other Assets and Liabilities(1)	8.3%
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO, of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.49%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.49%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/LGOV
C000213865 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust EIP Power Solutions ETF
Class Name	First Trust EIP Power Solutions ETF
Trading Symbol	FPWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust EIP Power Solutions ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPWR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPWR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust EIP Power Solutions ETF	$104	0.96%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%	[9]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.34% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the PHLX Utility Sector Index, which returned 12.57% for the same Period.
This outperformance relative to the benchmark was attributable to overweight positions in natural gas pipeline and infrastructure companies that were not included in the benchmark. In the opinion of Energy Income Partners, LLC (“EIP”), the Fund’s sub-advisor, these companies are well positioned to benefit from growing electricity demand and the need for natural gas generation, along with increasing liquefied natural gas export capacity. EIP has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the benchmark.
The Fund posted positive returns for the Period as dividend income and earnings growth of the natural gas pipeline companies and electric utilities benefited the portfolio. This was partially offset by underperformance of some renewable and liquid pipeline companies in the Fund during the Period.
Top Contributors:
  DT Midstream, Inc.
  Atmos Energy Corp.
  Quanta Services, Inc.
  American Electric Power Co., Inc.
  Xcel Energy, Inc.

Top Detractors:
  XPLR Infrastructure, L.P.
  Targa Resources Corp.
  AES (The) Corp.
  Public Service Enterprise Group, Inc.
  Orsted A/S

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 19, 2019 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (8/19/19)
First Trust EIP Power Solutions ETF	16.34%	11.57%	10.74%
PHLX Utility Sector Index	12.57%	9.82%	9.15%
S&P 500® Index	21.45%	17.64%	16.49%

Performance Inception Date	Aug. 19, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 05, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPWR for more recent performance information.
Net Assets	$ 18,322,049
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 154,884
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$18,322,049
Total number of portfolio holdings	64
Total advisory fee paid	$154,884
Portfolio turnover rate	67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.4%
American Electric Power Co., Inc.	3.7%
Duke Energy Corp.	3.4%
PPL Corp.	3.4%
National Fuel Gas Co.	3.3%
Evergy, Inc.	3.1%
Kinder Morgan, Inc.	3.0%
Energy Transfer, L.P.	3.0%
Enterprise Products Partners, L.P.	2.9%
WEC Energy Group, Inc.	2.9%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	4.4%
American Electric Power Co., Inc.	3.7%
Duke Energy Corp.	3.4%
PPL Corp.	3.4%
National Fuel Gas Co.	3.3%
Evergy, Inc.	3.1%
Kinder Morgan, Inc.	3.0%
Energy Transfer, L.P.	3.0%
Enterprise Products Partners, L.P.	2.9%
WEC Energy Group, Inc.	2.9%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FPWR or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective September 5, 2025, the Fund’s name changed to “First Trust EIP Power Solutions ETF” and the Fund’s ticker changed to “FPWR”. In connection with the change to the Fund’s name, the Fund’s non-fundamental investment policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 was revised as follows:
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies identified by the Fund’s investment sub-advisor, Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”), as Power Solutions Companies.
In connection with the changes described above, the Fund’s principal investment strategies and principal risks were further revised to reflect the Fund’s updated investment philosophy and the process used by Energy Income Partners, LLC, the Fund's investment sub-advisor, for selecting investments for the Fund.

Material Fund Change Name [Text Block]	Effective September 5, 2025, the Fund’s name changed to “First Trust EIP Power Solutions ETF” and the Fund’s ticker changed to “FPWR”.
Material Fund Change Strategies [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies identified by the Fund’s investment sub-advisor, Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”), as Power Solutions Companies.
In connection with the changes described above, the Fund’s principal investment strategies and principal risks were further revised to reflect the Fund’s updated investment philosophy and the process used by Energy Income Partners, LLC, the Fund's investment sub-advisor, for selecting investments for the Fund.

Material Fund Change Risks Change [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies identified by the Fund’s investment sub-advisor, Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”), as Power Solutions Companies.
In connection with the changes described above, the Fund’s principal investment strategies and principal risks were further revised to reflect the Fund’s updated investment philosophy and the process used by Energy Income Partners, LLC, the Fund's investment sub-advisor, for selecting investments for the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FPWR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FPWR
C000225182 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest S&P 500®Dividend Aristocrats Target Income ETF®
Class Name	FT Vest S&P 500®Dividend Aristocrats Target Income ETF®
Trading Symbol	KNG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest S&P 500® Dividend Aristocrats Target Income ETF® (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/KNG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/KNG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 0.39% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series, which returned 0.72% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	0.72%
Short Call Options	0.42%
Expenses	-0.75%
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 26, 2018 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	5 Year	Since Inception (3/26/18)
FT Vest S&P 500® Dividend Aristocrats Target Income ETF®	0.39%	9.11%	8.25%
Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series	0.72%	9.84%	9.00%
S&P 500® Dividend Aristocrats Index	0.65%	10.18%	9.44%
S&P 500® Index	21.45%	17.64%	15.11%

Performance Inception Date	Mar. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/KNG for more recent performance information.
Net Assets	$ 3,497,000,915
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 27,233,356
Investment Company Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$3,497,000,915
Total number of portfolio holdings	139
Total advisory fee paid	$27,233,356
Portfolio turnover rate	152%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.4%
Money Market Funds	0.2%
Written Options	(0.6%)
Net Other Assets and Liabilities	0.0%
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/KNG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund announced that it will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes, and that to do so, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets which may accelerate the tax liability for current shareholders. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/KNG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/KNG
C000229146 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Limited Duration Investment Grade Corporate ETF
Class Name	First Trust Limited Duration Investment Grade Corporate ETF
Trading Symbol	FSIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Limited Duration Investment Grade Corporate ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Limited Duration Investment Grade Corporate ETF	$58	0.56%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%	[10]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
Expenses Excluding Extraordinary Expenses, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.11% for the 12 months ended October 31, 2025. The Fund performed in-line with its benchmark, the Bloomberg US Corporate Bond 1-5 Year Index, which returned 6.38% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality: Performance across the credit quality spectrum was strong during the Period but lower quality assets generally outperformed. The Fund benefited from an overweight allocation to assets rated BBB- and below. Security selection slightly offset performance due to allocation to defensive sectors within the lower rated allocation.
  Asset Type: The Fund’s commercial paper and cash allocation detracted from performance relative to the benchmark as those assets underperformed bonds during the Period. The Fund’s average exposure to commercial paper and cash during the Period was 2.16%.
  Sector/Industry: Relative to the benchmark, the primary contributors to the Fund’s performance were its security selection within the Technology, Healthcare, Building Materials, Construction Machinery, and Food and Beverage sectors. Conversely, the Fund’s underweight allocation to and selection within Banking was the primary detractor to Fund performance.
  Duration: On average, the Fund maintained a duration that was 0.14 years longer than the benchmark during the Period, which had a modest positive contribution to the Fund’s performance as interest rates shifted lower over that time.
  U.S. Treasury Rates: The 10-Year U.S. Treasury yield began the Period at 4.28%, rose to 4.81% in January, and fell to 4.08% to end the Period. Falling treasury rates are generally a tailwind to fixed income assets.
  Bond Spreads, Yields and Prices: The benchmark’s spread over treasuries began the Period at T+61 basis points (“bps”), widened to T+98 bps in April following President Trump’s tariff announcement, and then narrowed to T+58 bps to end the Period, leaving spreads roughly unchanged from where they started. While spreads ended the Period modestly below the last 15-year average of T+88 bps (November 2010 – October 2025), a yield-to-worst of 4.25% remains well above the last 15-year average of 2.71% (November 2010 – October 2025). History shows that yields have been very reliable indicators of potential future bond market returns, especially when spreads are “tight”. The benchmark’s bond prices increased by $1.48 to $99.62 and remain at a discount to par ($100).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2021 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (11/17/21)
First Trust Limited Duration Investment Grade Corporate ETF	6.11%	2.89%
Bloomberg US Corporate Bond 1-5 Year Index	6.38%	2.75%
Bloomberg US Aggregate Bond Index	6.16%	-0.10%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSIG for more recent performance information.
Net Assets	$ 1,393,320,489
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 7,075,241
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$1,393,320,489
Total number of portfolio holdings	321
Total advisory fee paid	$7,075,241
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.3%
MSCI, Inc., 4.00%, 11/15/29	1.3%
Open Text Corp., 6.90%, 12/01/27	1.1%
United Rentals North America, Inc., 6.00%, 12/15/29	1.1%
Enterprise Products Operating LLC, 4.01%, 11/03/25	1.0%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	1.0%
Mars, Inc., 4.60%, 03/01/28	0.9%
Energy Transfer, L.P., 4.09%, 11/03/25	0.9%
Berry Global, Inc., 5.50%, 04/15/28	0.8%
Quanta Services, Inc., 4.15%, 11/03/25	0.8%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government”. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government”. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	1.3%
MSCI, Inc., 4.00%, 11/15/29	1.3%
Open Text Corp., 6.90%, 12/01/27	1.1%
United Rentals North America, Inc., 6.00%, 12/15/29	1.1%
Enterprise Products Operating LLC, 4.01%, 11/03/25	1.0%
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30	1.0%
Mars, Inc., 4.60%, 03/01/28	0.9%
Energy Transfer, L.P., 4.09%, 11/03/25	0.9%
Berry Global, Inc., 5.50%, 04/15/28	0.8%
Quanta Services, Inc., 4.15%, 11/03/25	0.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSIG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund added the ability to invest in U.S. government securities, municipal securities, non-U.S. securities, money market or short term securities, collateralized loan obligations ("CLOs"), floating rate securities, fixed-to floating rate securities and companies with various market capitalizations. The Fund’s principal investment strategies and principal risks were revised accordingly.
During the fiscal year ended October 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.11%, resulting in an annual unitary management fee after the waiver of 0.44%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.11%, resulting in an annual unitary management fee after the waiver of 0.44%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]
During the fiscal year ended October 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSIG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSIG
C000237940 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Rising Dividend Achievers Target Income ETF
Class Name	FT Vest Rising Dividend Achievers Target Income ETF
Trading Symbol	RDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Rising Dividend Achievers Target Income ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Rising Dividend Achievers Target Income ETF	$81	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.25% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Rising Dividend AchieversTM Index, which returned 16.20% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	16.20%
Short Call Options	-1.19%
Expenses	-0.76%
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 19, 2022 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (10/19/22)
FT Vest Rising Dividend Achievers Target Income ETF	14.25%	18.70%
Nasdaq US Rising Dividend AchieversTM Index	16.20%	20.97%
S&P 500® Index	21.45%	24.32%

Performance Inception Date	Oct. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RDVI for more recent performance information.
Net Assets	$ 2,436,317,309
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 14,284,508
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$2,436,317,309
Total number of portfolio holdings	76
Total advisory fee paid	$14,284,508
Portfolio turnover rate	106%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.1%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.2%
Total	100.0%
Sector Allocation

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RDVI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.
During the fiscal year ended October 31, 2025, the Fund announced that it will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes, and that to do so, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets which may accelerate the tax liability for current shareholders. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]
During the fiscal year ended October 31, 2025, the Fund’s diversification status under the Investment Company Act of 1940 changed from non-diversified to diversified. The Fund’s principal investment strategies and principal risks were revised accordingly.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/RDVI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/RDVI
C000238479 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Strategy ETF
Class Name	FT Energy Income Partners Strategy ETF
Trading Symbol	EIPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Energy Income Partners Strategy ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Strategy ETF	$101	0.96%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%	[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
Expenses Excluding Extraordinary Expenses, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.94% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the S&P Global 1200 Energy Index, which returned 7.83% for the same Period.
This outperformance was attributable to overweight positions in natural gas pipeline companies, pipeline master limited partnerships (“MLPs”) and electric utilities that outperformed the benchmark that were either underweight or were not included in the benchmark. In the opinion of Energy Income Partners, LLC, the Fund’s sub-advisor, these companies are well positioned to benefit from growing electricity demand and the need for more natural gas generation, along with increasing liquefied natural gas export capacity. Underweight positions in various cyclical energy companies relative to the benchmark also contributed to the Fund’s relative performance. The Fund tends to be overweight companies that have more stable and growing earnings such as pipeline and utility companies relative to the benchmark, while the benchmark tends to be overweight cyclical energy companies such as oil and gas producers and international oil companies.
The Fund posted positive returns for the Period as dividend income and earnings growth of natural gas pipeline companies, pipeline MLPs and electric utilities offset the Fund’s exposure to a liquids pipeline company and various independent oil and gas producers.
Top Contributors:
  Enterprise Products Partners, L.P.
  Imperial Oil Ltd.
  MPLX, L.P.
  Shell PLC, ADR
  National Fuel Gas Co.

Top Detractors:
  ONEOK, Inc
  XPLR Infrastructure, L.P.
  TXO Partners, L.P.
  EOG Resources, Inc.
  Diamondback Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 2, 2022 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (11/2/22)
FT Energy Income Partners Strategy ETF	10.94%	13.40%
S&P Global 1200 Energy Index	7.83%	6.45%
MSCI World Index	22.02%	22.51%

Performance Inception Date	Nov. 02, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EIPX for more recent performance information.
Net Assets	$ 388,360,375
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 3,528,831
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$388,360,375
Total number of portfolio holdings	84
Total advisory fee paid	$3,528,831
Portfolio turnover rate	38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	7.5%
Energy Transfer, L.P.	7.0%
MPLX, L.P.	5.1%
Exxon Mobil Corp.	4.8%
Shell PLC, ADR	4.6%
Plains GP Holdings, L.P., Class A	3.5%
National Fuel Gas Co.	3.2%
Kinder Morgan, Inc.	2.8%
Imperial Oil Ltd.	2.1%
TotalEnergies SE, ADR	2.0%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	7.5%
Energy Transfer, L.P.	7.0%
MPLX, L.P.	5.1%
Exxon Mobil Corp.	4.8%
Shell PLC, ADR	4.6%
Plains GP Holdings, L.P., Class A	3.5%
National Fuel Gas Co.	3.2%
Kinder Morgan, Inc.	2.8%
Imperial Oil Ltd.	2.1%
TotalEnergies SE, ADR	2.0%

C000241798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest DJIA® Dogs 10 Target Income ETF
Class Name	FT Vest DJIA® Dogs 10 Target Income ETF
Trading Symbol	DOGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest DJIA® Dogs 10 Target Income ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOGG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOGG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest DJIA® Dogs 10 Target Income ETF	$80	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%	[13]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.78% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Dow Jones Industrial Average, which returned 15.84% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities (and synthetic equities)	15.84%
Short Call Options	-5.30%
Expenses	-0.76%
The Fund holds a basket of equities and synthetic equities, as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 26, 2023 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (4/26/23)
FT Vest DJIA® Dogs 10 Target Income ETF	9.78%	10.16%
Dow Jones Industrial Average®	15.84%	17.42%
S&P 500® Index	21.45%	24.84%

Performance Inception Date	Apr. 26, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DOGG for more recent performance information.
Net Assets	$ 42,388,359
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 270,993
Investment Company Portfolio Turnover	803.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$42,388,359
Total number of portfolio holdings	42
Total advisory fee paid	$270,993
Portfolio turnover rate	803%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	43.7%
U.S. Treasury Bills	79.5%
Money Market Funds	0.2%
Purchased Options	0.1%
Written Options	(23.5%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOGG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund announced that it will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes, and that to do so, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets which may accelerate the tax liability for current shareholders.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOGG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DOGG
C000243637 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Intermediate Government Opportunities ETF
Class Name	First Trust Intermediate Government Opportunities ETF
Trading Symbol	MGOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Intermediate Government Opportunities ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MGOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MGOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Government Opportunities ETF	$68(1)	0.66%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 68	[14]
Expense Ratio, Percent	0.66%	[14],[15]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.36% for the 12 months ended October 31, 2025. The Fund outperformed its benchmark, the ICE US Treasury, Agency & MBS Index, which returned 5.82% for the same Period.
This 154 basis points of outperformance was due to several factors during the Period:
  The Fund had a higher average duration compared to its benchmark for the Period, which helped the Fund to outperform as the curve bull steepened over the Period, led by the front end.
  Overall, the Fund generated a greater level of income than its benchmark.
  The Fund’s overweight allocation to Agency Mortgage-Backed Securities aided performance as spreads tightened in the sector.
  The use of derivatives was mildly detrimental to the Fund’s performance during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 2, 2023 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (8/2/23)
First Trust Intermediate Government Opportunities ETF	7.36%	6.06%
ICE US Treasury, Agency & MBS Index	5.82%	4.89%
Bloomberg US Aggregate Bond Index	6.16%	5.52%

Performance Inception Date	Aug. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 08, 2025
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MGOV for more recent performance information.
Net Assets	$ 62,597,453
Holdings Count | Holding	145
Advisory Fees Paid, Amount	$ 419,224
Investment Company Portfolio Turnover	230.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$62,597,453
Total number of portfolio holdings	145
Total advisory fee paid	$419,224
Portfolio turnover rate	230%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
U.S. Government Agency Mortgage-Backed Securities	92.6%
U.S. Government Bonds and Notes	7.9%
Money Market Funds	3.6%
Purchased Options	0.0%
U.S. Government Agency Mortgage-Backed Securities Sold Short	(1.0%)
Written Options	(0.1%)
Net Other Assets and Liabilities(1)	(3.0%)
Total	100.0%
Credit Quality (2)
Any amount shown as 0.0% represents less than 0.1%.
(1) Includes variation margin on futures contracts.
(2) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.49%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.49%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MGOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MGOV
C000243955 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Intermediate Duration Investment Grade Corporate ETF
Class Name	First Trust Intermediate Duration Investment Grade Corporate ETF
Trading Symbol	FIIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Intermediate Duration Investment Grade Corporate ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIIG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIIG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Intermediate Duration Investment Grade Corporate ETF	$68	0.66%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%	[16]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.11% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Bloomberg US Credit Corp 5-10 Year Index, which returned 8.20% for the same Period.
The following key factors impacted Fund performance relative to the benchmark during the Period:
  Credit Quality: Performance across the credit quality spectrum was strong during the Period but lower quality assets generally outperformed. The Fund benefited from an overweight allocation to assets rated BBB- and below. Security selection slightly offset performance due to allocation to defensive sectors within the lower rated allocation.
  Asset Type:  The Fund’s commercial paper and cash allocation detracted from performance relative to the benchmark as those assets underperformed bonds during the Period. The Fund’s average exposure to commercial paper and cash during the Period was 1.95%.
  Sector/Industry:  Relative to the benchmark, the primary contributors to the Fund’s performance were its security selection within Construction Machinery, Asset Managers and Exchanges, Building Materials, Paper and Packaging, and Insurance sectors. Conversely, the Fund’s underweight allocation to and selection within Banking was the primary detractor to Fund performance.
  Duration:  On average, the Fund maintained a duration that was 0.28 years longer than the benchmark during the Period, which had a modest positive contribution to the Fund’s performance as interest rates shifted lower over the Period. However, the Fund was overweight the 20-year part of the curve which resulted in a modest drag as the curve steepened during the Period.
  U.S. Treasury Rates:  The 10-Year U.S. Treasury yield began the Period at 4.28%, rose to 4.81% in January, and fell to 4.08% to end the Period. Falling treasury rates are generally a tailwind to fixed income assets.
  Bond Spreads, Yields and Prices:  The benchmark’s spread over treasuries began the Period at T+90 basis points (“bps”), widened to T+129 bps in April following President Trump’s tariff announcement, and then narrowed to T+85 bps to end the Period, leaving spreads roughly unchanged from where they started. While spreads ended the Period below the long-term average of T+152 bps (January 1999 – October 2025), a yield-to-worst of 4.78% remains above the long-term average of 4.73% (January 1999 – October 2025). History shows that yields have been very reliable indicators of potential future bond market returns, especially when spreads are “tight”. The benchmark’s bond prices increased by $4.77 to $99.93 and remain at a discount to par ($100).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 2, 2023 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (8/2/23)
First Trust Intermediate Duration Investment Grade Corporate ETF	7.11%	7.30%
Bloomberg US Credit Corp 5-10 Year Index	8.20%	7.95%
Bloomberg US Aggregate Bond Index	6.16%	5.52%

Performance Inception Date	Aug. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FIIG for more recent performance information.
Net Assets	$ 612,558,789
Holdings Count | Holding	259
Advisory Fees Paid, Amount	$ 3,112,466
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$612,558,789
Total number of portfolio holdings	259
Total advisory fee paid	$3,112,466
Portfolio turnover rate	31%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Constellation Software, Inc., 5.46%, 02/16/34	1.2%
Solventum Corp., 5.60%, 03/23/34	1.1%
Bank of America Corp., 4.57%, 04/27/33	1.1%
Roper Technologies, Inc., 4.90%, 10/15/34	1.0%
Fair Isaac Corp., 6.00%, 05/15/33	1.0%
Raymond James Financial, Inc., 4.90%, 09/11/35	1.0%
Icon Investments Six DAC, 6.00%, 05/08/34	1.0%
US Foods, Inc., 5.75%, 04/15/33	1.0%
Enterprise Products Operating LLC, 4.01%, 11/03/25	1.0%
Energy Transfer, L.P., 4.09%, 11/03/25	1.0%
Credit Quality (1)
(1) The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government”. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Ratings are measured highest to lowest on a scale that generally ranges from AAA to D for long-term ratings and A-1+ to C for short-term ratings. Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher or a short-term credit rating of A-3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government”. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Constellation Software, Inc., 5.46%, 02/16/34	1.2%
Solventum Corp., 5.60%, 03/23/34	1.1%
Bank of America Corp., 4.57%, 04/27/33	1.1%
Roper Technologies, Inc., 4.90%, 10/15/34	1.0%
Fair Isaac Corp., 6.00%, 05/15/33	1.0%
Raymond James Financial, Inc., 4.90%, 09/11/35	1.0%
Icon Investments Six DAC, 6.00%, 05/08/34	1.0%
US Foods, Inc., 5.75%, 04/15/33	1.0%
Enterprise Products Operating LLC, 4.01%, 11/03/25	1.0%
Energy Transfer, L.P., 4.09%, 11/03/25	1.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIIG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund added the ability to invest in non-U.S. securities, mortgage-related securities, fixed-to-floating rate securities and companies with various market capitalizations. The Fund’s principal investment strategies and principal risks were revised accordingly.
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.49%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
At a meeting of the Board of Trustees held on December 8, 2025, First Trust Advisors L.P. agreed to waive a portion of its annual unitary management fees in the amount of 0.16%, resulting in an annual unitary management fee after the waiver of 0.49%. The fee waiver is effective as of January 1, 2026, and applies to the unitary management fee only, and not to any other Fund expenses such as acquired fund fees and expenses or extraordinary expenses. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FIIG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FIIG
C000243959 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Class Name	FT Vest SMID Rising Dividend Achievers Target Income ETF
Trading Symbol	SDVD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest SMID Rising Dividend Achievers Target Income ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest SMID Rising Dividend Achievers Target Income ETF	$88	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%	[17]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.18% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index, which returned 5.79% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	5.79%
Short Call Options	0.25%
Expenses	-0.86%
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 9, 2023 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (8/9/23)
FT Vest SMID Rising Dividend Achievers Target Income ETF	5.18%	11.82%
Russell 2000® Index	14.41%	13.48%
Russell 3000® Index	20.81%	22.03%
Nasdaq US Small-Mid Cap Rising Dividend AchieversTM Index	5.79%	12.77%

Performance Inception Date	Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SDVD for more recent performance information.
Net Assets	$ 656,055,219
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 3,549,495
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$656,055,219
Total number of portfolio holdings	183
Total advisory fee paid	$3,549,495
Portfolio turnover rate	122%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SDVD or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund announced that it will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes, and that to do so, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets which may accelerate the tax liability for current shareholders. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SDVD or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SDVD
C000243963 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Technology Dividend Target Income ETF
Class Name	FT Vest Technology Dividend Target Income ETF
Trading Symbol	TDVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Technology Dividend Target Income ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDVI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDVI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Technology Dividend Target Income ETF	$87	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%	[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 29.85% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Nasdaq Technology DividendTM Index, which returned 31.95% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	31.95%
Short Call Options	-1.34%
Expenses	-0.76%
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 9, 2023 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (8/9/23)
FT Vest Technology Dividend Target Income ETF	29.85%	28.84%
Nasdaq-100 Index®	30.95%	28.32%
S&P 500® Index	21.45%	22.77%
Nasdaq Technology DividendTM Index	31.95%	31.22%

Performance Inception Date	Aug. 09, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/TDVI for more recent performance information.
Net Assets	$ 198,887,428
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 682,453
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$198,887,428
Total number of portfolio holdings	95
Total advisory fee paid	$682,453
Portfolio turnover rate	44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.8%
Money Market Funds	0.1%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.2%
Total	100.0%
Sector Allocation

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/TDVI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund announced that it will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes, and that to do so, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets which may accelerate the tax liability for current shareholders. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/TDVI or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/TDVI
C000248088 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Dow Jones Internet & Target Income ETF
Class Name	FT Vest Dow Jones Internet & Target Income ETF
Trading Symbol	FDND
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Dow Jones Internet & Target Income ETF (the “Fund”) for the year of November 1, 2024 to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Dow Jones Internet & Target Income ETF	$86	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.76%	[19]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
Expenses Excluding Extraordinary Expenses, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.24% for the 12 months ended October 31, 2025. The Fund underperformed its benchmark, the Dow Jones Internet Composite IndexSM , which returned 29.96% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	29.96%
Short Call Options	-1.96%
Expenses	-0.76%
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 20, 2024 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	1 Year	Since Inception (3/20/24)
FT Vest Dow Jones Internet & Target Income ETF	27.24%	19.86%
Dow Jones Internet Composite IndexSM	29.96%	22.55%
S&P 500® Index	21.45%	19.67%

Performance Inception Date	Mar. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDND for more recent performance information.
Net Assets	$ 10,805,937
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 42,164
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$10,805,937
Total number of portfolio holdings	43
Total advisory fee paid	$42,164
Portfolio turnover rate	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	100.0%
Money Market Funds	0.1%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDND or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended October 31, 2025, the Fund announced that it will seek to reduce or eliminate the portion of its distributions that are characterized as return of capital for tax purposes, and that to do so, the Fund may engage in transactions designed to generate earnings and profits by undertaking taxable sales of assets which may accelerate the tax liability for current shareholders. The Fund’s principal investment strategies and principal risks were revised accordingly.

Material Fund Change Strategies [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Material Fund Change Risks Change [Text Block]	The Fund’s principal investment strategies and principal risks were revised accordingly.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDND or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FDND
C000256813 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest High Yield & Target Income ETF
Class Name	FT Vest High Yield & Target Income ETF
Trading Symbol	HYTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest High Yield & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HYTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/HYTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest High Yield & Target Income ETF	$49(1)	0.66%(2) (3)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 49	[20]
Expense Ratio, Percent	0.66%	[21],[22]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.74% for the period from the Fund’s inception on February 12, 2025 through October 31, 2025. The Fund underperformed its benchmark, the iBoxx® Liquid High Yield Index, which returned 6.15% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	2.65%
Changes in other Variables	3.55%
Fees and Expenses (pro-rated annual expense ratio)	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objectives.
*The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 12, 2025 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	Since Inception (2/12/25)
FT Vest High Yield & Target Income ETF	5.74%
iBoxx® Liquid High Yield Index	6.15%
Bloomberg US Aggregate Bond Index	6.58%

Performance Inception Date	Feb. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/HYTI for more recent performance information.
Net Assets	$ 38,666,507
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 91,390
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$38,666,507
Total number of portfolio holdings	6
Total advisory fee paid	$91,390
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.9%
Money Market Funds	1.1%
Purchased Options	96.3%
Written Options	(0.0%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000256815 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Investment Grade & Target Income ETF
Class Name	FT Vest Investment Grade & Target Income ETF
Trading Symbol	LQTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Investment Grade & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LQTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LQTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Investment Grade & Target Income ETF	$49(1)	0.66%(2) (3)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 49	[23]
Expense Ratio, Percent	0.66%	[24],[25]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.62% for the period from the Fund’s inception on February 12, 2025 through October 31, 2025. The Fund underperformed its benchmark, the iBoxx® Liquid Investment, which returned 7.55% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	3.12%
Changes in other Variables	3.96%
Fees and Expenses (pro-rated annual expense ratio)	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objectives.
*The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 12, 2025 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	Since Inception (2/12/25)
FT Vest Investment Grade & Target Income ETF	6.62%
iBoxx® Liquid Investment	7.55%
Bloomberg US Aggregate Bond Index	6.58%

Performance Inception Date	Feb. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LQTI for more recent performance information.
Net Assets	$ 158,949,654
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 306,227
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$158,949,654
Total number of portfolio holdings	6
Total advisory fee paid	$306,227
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.4%
Money Market Funds	1.1%
Purchased Options	96.9%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%

C000256817 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest 20+ Year Treasury & Target Income ETF
Class Name	FT Vest 20+ Year Treasury & Target Income ETF
Trading Symbol	LTTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest 20+ Year Treasury & Target Income ETF (the “Fund”) for the period of February 12, 2025 (commencement of investment operations) to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LTTI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LTTI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest 20+ Year Treasury & Target Income ETF	$49(1)	0.66%(2) (3)
(1)	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.

Expenses Paid, Amount	$ 49	[26]
Expense Ratio, Percent	0.66%	[27],[28]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
Expenses Excluding Extraordinary Expenses, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.34% for the period from the Fund’s inception on February 12, 2025 through October 31, 2025. The Fund underperformed its benchmark, the ICE U.S. Treasury 20+ Years Bond Index, which returned 6.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	2.52%
Changes in other Variables	3.28%
Fees and Expenses (pro-rated annual expense ratio)	-0.46%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objectives.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Fund’s Reference Asset. The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 12, 2025 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	Since Inception (2/12/25)
FT Vest 20+ Year Treasury & Target Income ETF	5.34%
ICE U.S. Treasury 20+ Years Bond Index	6.61%
Bloomberg US Aggregate Bond Index	6.58%

Performance Inception Date	Feb. 12, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LTTI for more recent performance information.
Net Assets	$ 15,873,038
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 47,141
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$15,873,038
Total number of portfolio holdings	6
Total advisory fee paid	$47,141
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	1.0%
Money Market Funds	1.1%
Purchased Options	97.2%
Written Options	(0.1%)
Net Other Assets and Liabilities	0.8%
Total	100.0%

C000257988 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Growth Strength & Target Income ETF
Class Name	FT Vest Growth Strength & Target Income ETF
Trading Symbol	FGSI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Growth Strength & Target Income ETF (the “Fund”) for the period of June 25, 2025 (commencement of investment operations) to October 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGSI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGSI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Growth Strength & Target Income ETF	$31(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 25, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 31	[29]
Expense Ratio, Percent	0.85%	[30]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.70% for the period from the Fund’s inception on June 25, 2025 through October 31, 2025. The Fund underperformed its benchmark, The Growth StrengthTM Index, which returned 6.82% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to:
Equities	6.82%
Short Call Options	-0.82%
Expenses (pro-rated annual expense ratio)	-0.30%
The Fund holds a basket of equities as well as short call options that, in combination, are designed to meet the Fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 25, 2025 to October 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of October 31, 2025)	Since Inception (6/25/25)
FT Vest Growth Strength & Target Income ETF	5.70%
The Growth StrengthTM Index	6.82%
S&P 500® Index	12.72%

Performance Inception Date	Jun. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FGSI for more recent performance information.
Net Assets	$ 2,047,762
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 6,162
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of October 31, 2025)
Fund net assets	$2,047,762
Total number of portfolio holdings	52
Total advisory fee paid	$6,162
Portfolio turnover rate	60%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of October 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	99.9%
Money Market Funds	0.2%
Written Options	(0.2%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
Sector Allocation

[1]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[2]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 1.04%.
[3]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[4]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.17%.
[5]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[7]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[9]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[10]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.55%.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.95%.
[13]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[14]	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
[15]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[16]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[17]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[19]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
[20]	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[21]	Annualized.
[22]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[23]	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[24]	Annualized.
[25]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[26]	The Fund commenced investment operations on February 12, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[27]	Annualized.
[28]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
[29]	The Fund commenced investment operations on June 25, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[30]	Annualized.